Not FDIC Insured May Lose Value No Bank Guarantee
TLTEI-Q1PH

Schedule of Investments
(unaudited)
Templeton Emerging Markets Income Fund 2
Notes to Schedule of Investments 9

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited), March 31, 2025
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks 1.3%
South Africa 1.3%
a,b,c
K2016470219 South Africa Ltd., A .... Broadline Retail 93,760,463 $ —
a,b,c
K2016470219 South Africa Ltd., B .... Broadline Retail 161,018,517 —
b
Platinum Group Metals Ltd., (CAD
Traded) ...................... Metals & Mining 2,359,882 2,886,204
b
Platinum Group Metals Ltd., (USD
Traded) ...................... Metals & Mining 469,750 582,490
b,d
Platinum Group Metals Ltd., (USD
Traded), 144A ................. Metals & Mining 48,837 59,729
3,528,423
Total Common Stocks (Cost $5,513,828) .......................................
3,528,423
Principal
Amount
*
a a a a a
Corporate Bonds 8.8%
Bermuda 0.0%
†
a,e
Digicel Group Holdings Ltd. ,
29.591%, 11/17/33 .............. Wireless Telecommunication Services 582,116 18,421
25.86%, 11/17/33 ............... Wireless Telecommunication Services 187,133 22,938
41,359
Costa Rica 3.8%
a,d
Reventazon Finance Trust , Senior
Secured Bond , 144A, 8% , 11/15/33 . Financial Services 10,103,040 10,314,070
South Africa 0.0%
a,d,f,g
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, PIK, 3%,
12/31/22 ..................... Broadline Retail 8,125,247 —
Senior Secured Note, 144A, PIK, 8%,
12/31/22 ..................... Broadline Retail 2,886,099 EUR —
a,d,f,g
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, PIK, 25% ,
12/31/22 ..................... Broadline Retail 61,769,102 —
—
United Kingdom 5.0%
a,d
ICBC Standard Bank plc , 144A, 15% ,
4/15/26 ...................... Banks 163,630,000,000 UZS 13,576,177
Total Corporate Bonds (Cost $57,654,810) ......................................
23,931,606
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 95.4%
Argentina 4.1%
Argentina Government Bond ,
Senior Bond, 4.125%, 7/09/35 ..... 16,852,222 10,571,836
Senior Note, 0.75%, 7/09/30 ...... 851,642 623,828
11,195,664
Benin 4.4%
d
Benin Government Bond ,
Senior Bond, 144A, 4.875%, 1/19/32 5,340,000 EUR 5,141,512
Senior Bond, 144A, 4.95%, 1/22/35 . 1,410,000 EUR 1,257,815

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Benin (continued)
d
Benin Government Bond, (continued)
Senior Bond, 144A, 6.875%, 1/19/52 6,220,000 EUR $ 5,413,673
11,813,000
Brazil 2.2%
Brazil Notas do Tesouro Nacional, 10%,
1/01/33 ...................... 42,460,000 BRL 5,876,813
Colombia 0.9%
Colombia Titulos de Tesoreria ,
B, 7.25%, 10/18/34 ............. 4,572,000,000 COP 795,381
B, 6.25%, 7/09/36 .............. 1,386,000,000 COP 208,594
B, 9.25%, 5/28/42 .............. 8,661,000,000 COP 1,572,104
2,576,079
Dominican Republic 5.1%
d
Dominican Republic Government Bond,
Senior Bond, Reg S, 6.85%, 1/27/45 14,000,000 13,808,200
Ecuador 4.8%
d
Ecuador Government Bond, Senior
Bond, 144A, 5.5%, 7/31/35 ........ 26,563,500 13,051,121
Egypt 2.8%
Egypt Government Bond ,
25.151%, 4/16/27 ............... 213,900,000 EGP 4,445,424
d
Senior Bond, 144A, 8.75%, 9/30/51 . 2,960,000 2,274,146
d
Senior Bond, 144A, 7.5%, 2/16/61 .. 1,130,000 757,043
7,476,613
El Salvador 0.2%
d
El Salvador Government Bond, Senior
Bond, 144A, 7.65%, 6/15/35 ....... 655,000 607,672
Gabon 4.3%
d
Gabon Government Bond ,
Senior Bond, 144A, 6.95%, 6/16/25 . 1,740,000 1,729,928
Senior Bond, 144A, 6.625%, 2/06/31 6,860,000 5,379,355
Senior Bond, 144A, 7%, 11/24/31 ... 5,960,000 4,667,052
11,776,335
Ghana 1.1%
f
Ghana Government Bond ,
PIK, 8.35%, 2/16/27 ............. 6,360,904 GHS 329,792
PIK, 8.5%, 2/15/28 .............. 9,435,227 GHS 436,904
PIK, 8.65%, 2/13/29 ............. 7,558,361 GHS 315,062
PIK, 8.8%, 2/12/30 .............. 11,623,570 GHS 451,907
PIK, 8.95%, 2/11/31 ............. 847,570 GHS 30,582
PIK, 9.1%, 2/10/32 .............. 12,976,728 GHS 445,039
PIK, 9.25%, 2/08/33 ............. 10,228,190 GHS 332,644
PIK, 9.4%, 2/07/34 .............. 6,258,990 GHS 197,244
PIK, 9.55%, 2/06/35 ............. 4,198,451 GHS 129,332
PIK, 9.7%, 2/05/36 .............. 5,593,904 GHS 166,190
PIK, 9.85%, 2/03/37 ............. 3,174,265 GHS 93,413
PIK, 10%, 2/02/38 .............. 4,601,003 GHS 134,767
3,062,876

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
India 8.2%
India Government Bond ,
7.26%, 1/14/29 ................ 778,000,000 INR $ 9,389,868
Senior Bond, 7.18%, 8/14/33 ...... 717,500,000 INR 8,698,164
h
Senior Bond, 7.1%, 4/08/34 ....... 104,340,000 INR 1,260,102
Senior Bond, 6.79%, 10/07/34 ..... 250,300,000 INR 2,982,633
22,330,767
Ivory Coast 5.2%
d
Ivory Coast Government Bond ,
Senior Bond, 144A, 5.25%, 3/22/30 . 2,500,000 EUR 2,581,117
Senior Bond, 144A, 5.875%, 10/17/31 4,000,000 EUR 4,066,121
Senior Bond, 144A, 6.875%, 10/17/40 7,058,000 EUR 6,426,132
Senior Bond, 144A, 6.625%, 3/22/48 1,140,000 EUR 964,407
14,037,777
Kazakhstan 8.6%
Kazakhstan MEOKAM ,
10.67%, 1/21/26 ................ 123,900,000 KZT 236,442
15.35%, 11/18/27 ............... 21,000,000 KZT 40,909
Kazakhstan MEUKAM ,
9%, 7/03/27 ................... 283,500,000 KZT 504,083
10.4%, 4/12/28 ................ 738,400,000 KZT 1,311,217
15.3%, 3/03/29 ................ 1,819,600,000 KZT 3,640,589
11%, 3/31/29 .................. 274,670,000 KZT 483,486
10.55%, 7/28/29 ................ 3,078,400,000 KZT 5,283,215
11%, 2/04/30 .................. 706,110,000 KZT 1,220,094
12%, 3/07/30 .................. 1,963,150,000 KZT 3,514,690
12%, 2/22/31 .................. 1,034,880,000 KZT 1,811,949
10.3%, 3/17/31 ................ 570,900,000 KZT 926,495
14%, 5/12/31 .................. 582,100,000 KZT 1,115,031
Senior Bond, 5.49%, 3/27/27 ...... 706,000,000 KZT 1,177,760
Senior Bond, 5%, 4/18/28 ........ 552,330,000 KZT 843,646
Senior Bond, 5.5%, 9/20/28 ....... 301,700,000 KZT 453,058
Senior Bond, 7.68%, 8/13/29 ...... 438,100,000 KZT 668,761
23,231,425
Kenya 4.3%
d
Kenya Government Bond, Senior Note,
144A, 9.75%, 2/16/31 ............ 11,980,000 11,740,700
Mexico 5.4%
Petroleos Mexicanos ,
d
Senior Bond, Reg S, 4.875%, 2/21/28 3,550,000 EUR 3,653,733
d
Senior Bond, Reg S, 4.75%, 2/26/29 1,910,000 EUR 1,900,924
Senior Note, 6.84%, 1/23/30 ...... 9,790,000 8,979,368
14,534,025
Nigeria 1.8%
d
Nigeria Government Bond, Senior Bond,
144A, 10.375%, 12/09/34 ......... 4,790,000 4,816,197
Panama 3.7%
Panama Government Bond ,
Senior Bond, 6.4%, 2/14/35 ....... 920,000 865,444
Senior Bond, 6.7%, 1/26/36 ....... 4,030,000 3,868,195
Senior Bond, 6.875%, 1/31/36 ..... 1,770,000 1,706,590

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Panama (continued)
Panama Government Bond, (continued)
Senior Bond, 8%, 3/01/38 ........ 3,440,000 $ 3,551,800
9,992,029
Rwanda 5.3%
d
Rwanda Government Bond, Senior
Bond, 144A, 5.5%, 8/09/31 ........ 17,814,000 14,476,770
Seychelles 0.5%
d
Seychelles International Bond, Senior
Bond, Reg S, 8%, 1/01/26 ........ 1,310,340 1,315,843
South Africa 9.7%
South Africa Government Bond ,
Senior Bond, 8.875%, 2/28/35 ..... 160,020,000 ZAR 7,814,557
Senior Bond, 8.5%, 1/31/37 ....... 202,520,000 ZAR 9,186,301
Senior Bond, 9%, 1/31/40 ........ 198,900,000 ZAR 8,967,031
Senior Bond, 8.75%, 1/31/44 ...... 11,880,000 ZAR 508,429
26,476,318
Supranational 4.2%
i
Asian Development Bank, Senior Note,
10.1%, 1/23/26 ................ 48,270,000,000 COP 11,526,742
Uganda 3.2%
Uganda Government Bond ,
14.25%, 8/23/29 ................ 229,000,000 UGX 59,659
16%, 11/14/30 ................. 2,987,000,000 UGX 810,962
17%, 4/03/31 .................. 248,000,000 UGX 69,814
14.375%, 2/03/33 ............... 8,797,000,000 UGX 2,178,505
16%, 5/14/37 .................. 21,232,000,000 UGX 5,542,637
8,661,577
Uruguay 2.2%
j
Uruguay Government Bond, Index
Linked, Senior Bond, 3.7%, 6/26/37 . 244,508,107 UYU 6,064,404
Uzbekistan 1.0%
d
Uzbekistan Government Bond, Senior
Note, 144A, 16.25%, 10/12/26 ..... 34,790,000,000 UZS 2,729,894
Zambia 2.2%
Zambia Government Bond, 14%,
11/23/27 ..................... 182,000,000 ZMW 5,984,445
Total Foreign Government and Agency Securities (Cost $270,571,198) ............
259,163,286
Shares
Escrows and Litigation Trusts 0.0%
†
a,b
K2016470219 South Africa Ltd., Escrow
Account ...................... 1,140,749 16,403
Total Escrows and Litigation Trusts (Cost $–) ...................................
16,403
Total Long Term Investments (Cost $333,739,836) ...............................
286,639,718

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Short Term Investments 14.5%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 11.1%
Egypt 11.1%
e
Egypt Treasury Bills ,
23.19%, 6/10/25 ................ 105,925,000 EGP $ 2,002,998
23.52%, 6/17/25 ................ 185,150,000 EGP 3,483,703
23.78%, 6/24/25 ................ 706,775,000 EGP 13,233,182
24.57%, 9/09/25 ................ 366,375,000 EGP 6,523,579
23.87%, 3/10/26 ................ 202,575,000 EGP 3,261,803
23.75%, 3/24/26 ................ 105,000,000 EGP 1,679,632
30,184,897
Total Foreign Government and Agency Securities (Cost $29,926,615) ..............
30,184,897
Shares
Money Market Funds 3.4%
United States 3.4%
k,l
Institutional Fiduciary Trust - Money
Market Portfolio, 4.052% ......... 9,229,656 9,229,656
Total Money Market Funds (Cost $9,229,656) ...................................
9,229,656
a a a a a
Total Short Term Investments (Cost $39,156,271 ) ................................
39,414,553
a a a
Total Investments (Cost $372,896,107) 120.0% ..................................
$326,054,271
Credit Facility (23.9)% ........................................................
(65,000,000)
Other Assets, less Liabilities 3.9% .............................................
10,520,304
Net Assets 100.0% ...........................................................
$271,574,575
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
b
Non-income producing.
c
See Note 3 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2025, the aggregate value of these securities was $132,709,331, representing 48.9% of net assets.
e
The rate shown represents the yield at period end.
f
Income may be received in additional securities and/or cash.
g
Defaulted security or security for which income has been deemed uncollectible.
h
A portion or all of the security purchased on a delayed delivery basis.
i
A supranational organization is an entity formed by two or more central governments through international treaties.
j
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation.
k
See Note 4 regarding investments in affiliated management investment companies.
l
The rate shown is the annualized seven-day effective yield at period end.

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At March 31, 2025, the Fund had the following forward exchange contracts outstanding.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... BAST Buy 43,740,000 7,186,868 4/02/25 $ 478,142 $ —
Brazilian Real ...... BAST Sell 43,740,000 7,613,817 4/02/25 — (51,193)
Indian Rupee ...... HSBK Buy 1,382,976,200 15,840,744 4/17/25 320,090 —
Indian Rupee ...... HSBK Sell 111,000,000 1,290,473 4/17/25 — (6,623)
Columbian Peso .... GSCO Buy 31,120,000,000 7,460,397 4/21/25 — (37,903)
Columbian Peso .... JPHQ Buy 20,699,500,000 4,961,113 4/21/25 — (24,034)
Columbian Peso .... MSCO Buy 45,760,000,000 10,969,938 4/21/25 — (55,629)
Uruguayan Peso .... HSBK Buy 565,240,000 13,308,219 4/23/25 60,335 —
Chilean Peso ...... HSBK Buy 1,499,500,000 1,519,774 4/29/25 59,266 —
Chilean Peso ...... JPHQ Buy 1,695,700,000 1,718,330 4/29/25 67,316 —
Indian Rupee ...... HSBK Buy 356,808,577 4,100,423 4/29/25 64,635 —
Brazilian Real ...... JPHQ Buy 90,506,000 15,139,846 5/05/25 623,812 —
Brazilian Real ...... MSCO Buy 44,800,000 7,504,313 5/05/25 298,616 —
Chinese Yuan ...... DBAB Sell 61,870,417 8,608,094 5/20/25 63,261 —
Chinese Yuan ...... CITI Sell 33,974,210 4,730,582 5/22/25 37,858 —
Mexican Peso ...... BNDP Buy 43,984,366 2,130,200 5/27/25 2,979 —
Mexican Peso ...... HSBK Buy 92,120,757 4,464,837 5/27/25 2,887 —
Chilean Peso ...... JPHQ Buy 2,227,600,000 2,402,632 6/10/25 — (57,798)
Mexican Peso ...... BNDP Buy 15,984,356 776,038 6/10/25 — (2,227)
Mexican Peso ...... HSBK Buy 325,103,150 15,785,538 6/10/25 — (47,126)
South African Rand .. BNDP Buy 122,640,000 6,699,175 6/10/25 — (47,782)
South African Rand .. BNDP Sell 122,640,001 6,524,445 6/10/25 — (126,948)
Chinese Yuan ...... HSBK Sell 57,325,773 7,958,193 6/18/25 26,271 —
Indian Rupee ...... CITI Buy 837,760,460 9,523,793 6/18/25 221,827 —
Indian Rupee ...... CITI Sell 593,143,000 6,856,669 6/18/25 — (43,330)
Chinese Yuan ...... HSBK Sell 21,896,000 3,021,459 6/27/25 — (9,961)
Chinese Yuan ...... MSCO Sell 23,644,000 3,262,961 6/27/25 — (10,464)
Brazilian Real ...... BAST Buy 37,955,000 6,484,487 7/02/25 36,660 —
Euro ............. BNDP Sell 9,205,000 9,481,978 7/15/25 — (530,561)
Euro ............. BOFA Buy 7,061,000 7,470,609 7/15/25 209,841 —
Euro ............. BOFA Sell 8,288,151 8,544,462 7/15/25 — (470,795)
Euro ............. BZWS Sell 9,693,849 10,031,777 7/16/25 — (513,099)
Euro ............. JPHQ Sell 9,693,000 10,021,011 7/16/25 — (522,941)
Chilean Peso ...... HSBK Buy 1,845,200,000 1,837,172 7/23/25 104,112 —
Malaysian Ringgit ... GSCO Buy 51,620,000 11,835,378 8/04/25 — (138,331)
Chinese Yuan ...... CITI Sell 34,143,565 4,733,549 8/21/25 — (11,720)
Chinese Yuan ...... DBAB Sell 34,117,665 4,729,631 8/21/25 — (12,039)
Chinese Yuan ...... JPHQ Sell 27,143,099 3,763,185 8/21/25 — (9,161)
Malaysian Ringgit ... GSCO Buy 43,100,000 9,795,454 9/15/25 — (15,597)
South Korean Won .. DBAB Buy 17,292,000,000 11,981,292 9/17/25 — (144,987)
South Korean Won .. HSBK Buy 526,000,000 364,316 9/17/25 — (4,271)
Uzbekistan Sum .... DBAB Buy 20,900,000,000 1,488,816 1/27/26 11,846 —
Total Forward Exchange Contracts ................................................... $2,689,754 $(2,894,520)
Net unrealized appreciation (depreciation) ............................................ $(204,766)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At March 31, 2025, the Fund had the following interest rate swap contracts outstanding.
See Abbreviations on page 13.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 11.3% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/04/27 55,159,032 BRL $ (590,600) $ — $ (590,600)
Receive Fixed 8.208% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/04/27 900,000 BRL (44,487) — (44,487)
Receive Fixed 8.675% . Quarterly
Pay Floating 1-day IBR Quarterly 9/25/28 130,500,000,000 COP 195,279 — 195,279
Receive Fixed 8.69% .. Monthly
Pay Floating 1-day
TIIEOIS .......... Monthly 12/05/28 450,000,000 MXN 504,396 — 504,396
Receive Fixed 11.342% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 44,361,792 BRL (895,799) — (895,799)
Receive Fixed 8.388% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 1,443,981 BRL (102,625) — (102,625)
Receive Fixed 8.423% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 2,006,000 BRL (141,487) — (141,487)
Receive Fixed 8.468% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 1,795,371 BRL (125,600) — (125,600)
Receive Fixed 8.503% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 955,784 BRL (66,454) — (66,454)
Receive Fixed 13.583% At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/03/33 15,010,484 BRL (221,900) — (221,900)
Receive Fixed 13.6% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/03/33 9,936,151 BRL (144,455) — (144,455)
Total Interest Rate Swap Contracts .................................... $(1,633,732) $ — $(1,633,732)
*
In U.S. dollars unless otherwise indicated.

Templeton Emerging Markets Income Fund

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Templeton Emerging Markets Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act)
as a closed-end management investment company. The Fund follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated

Templeton Emerging Markets Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At March 31, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Restricted Securities
At March 31, 2025 , investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933, were as follows:
4. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended March 31,
2025, the Fund held investments in affiliated management investment companies as follows:
Shares Issuer
Acquisition
Date Cost Value
Templeton Emerging Markets Income Fund
93,760,463
a
K2016470219 South Africa Ltd., A ............... 5/10/11 - 2/01/17 $ 538,947 $ —
161,018,517
a
K2016470219 South Africa Ltd., B ............... 5/10/11 - 2/01/17 119,550 —
Total Restricted Securities (Value is —% of Net Assets) ............... $658,497 $—
a
The Fund also invests in unrestricted securities of the issuer, valued at $16,403 as of March 31, 2025.
2. Financial Instrument Valuation
(continued)

Templeton Emerging Markets Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Emerging Markets Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $8,132,962 $53,764,245 $(52,667,551) $— $— $9,229,656 9,229,656 $117,974
Total Affiliated Securities ... $8,132,962 $53,764,245 $(52,667,551) $— $— $9,229,656 $117,974
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Income Fund
Assets:
Investments in Securities:
Common Stocks :
South Africa ........................... $ 3,528,423 $ — $ —
a
$ 3,528,423
Corporate Bonds ........................ — — 23,931,606
a
23,931,606
Foreign Government and Agency Securities .... — 259,163,286 — 259,163,286
Escrows and Litigation Trusts ............... — — 16,403 16,403
Short Term Investments ................... 9,229,656 30,184,897 — 39,414,553
Total Investments in Securities ........... $12,758,079 $289,348,183 $23,948,009 $326,054,271
Other Financial Instruments:
Forward Exchange Contracts ............... $— $2,689,754 $— $2,689,754
Swap Contracts ......................... — 699,675 — 699,675
Total Other Financial Instruments ......... $— $3,389,429 $— $3,389,429
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... — 2,894,520 — 2,894,520
Swap Contracts ......................... — 2,333,407 — 2,333,407
Total Other Financial Instruments ......... $— $5,227,927 $— $5,227,927
a
Includes financial instruments determined to have no value.
4. Investments in Affiliated Management Investment Companies
(continued)

Templeton Emerging Markets Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At March 31, 2025, the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of March 31, 2025, are as follows:
Balance at
Beginning of
Period Purchases Sales
a
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton Emerging Markets Income Fund
Assets:
Investments in Securities:
Common Stocks :
South Africa .. $ —
b
$ — $ — $ — $ — $ — $ — $ — $ —
b
$ —
Corporate Bonds :
Bermuda .... 27,483 — (24,713) — — 5,241 18,156 15,192 41,359 17,763
Costa Rica ... 10,173,915 — — — — — — 140,155 10,314,070 140,155
South Africa .. —
b
— — — — — — — —
b
—
United Kingdom 12,945,603 — — — — 4,367 — 626,207 13,576,177 626,207
Escrows and
Litigation Trusts —
b
— — — — — — 16,403 16,403 16,403
Total Investments in
Securities ....... $23,147,001 $— $(24,713) $— $— $9,608 $18,156 $797,957 $23,948,009 $800,528
a
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
b
Includes financial instruments determined to have no value.
Description
Fair Value at
End of Period
Valuation
Technique
Unobservable
Inputs Amount
Impact to Fair
Value if Input
Increases
a
Templeton Emerging Markets Income Fund
Assets:
Investments in Securities:
Corporate Bonds:
Costa Rica
............
$10,314,070 Discounted cash
flow
Discount rate
b
7.5% Decrease
All Other
..................
13,633,939
c,d,e
Total
.........................
$23,948,009
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input.
A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
The discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS spread, and an incremental issuer credit spread combined to arrive at an 8% yield on issue date for an 8% coupon bond issued at par. The incremental issuer spread is further adjusted to reflect the current market spread for similar credits above the Costa Rican credit spread.
c
IIncludes the fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
d
Includes the fair value of assets and/or liabilities derived from recent transactions, private transaction prices, or non-public third-party pricing information that is unobservable.
e
Includes financial instruments determined to have no value.
5. Fair Value Measurements
(continued)

Templeton Emerging Markets Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Counterparty
BAST
Banco Santander SA
BNDP
BNP Paribas SA
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Cu r rency
BRL
Brazilian Real
CAD
Canadian Dollar
COP
Colombian Peso
EGP
Egyptian Pound
EUR
Euro
GHS
Ghanaian Cedi
INR
Indian Rupee
KZT
Kazakhstani Tenge
MXN
Mexican Peso
UGX
Ugandan Shilling
USD
United States Dollar
UYU
Uruguayan Peso
UZS
Uzbekistani Som
ZAR
South African Rand
ZMW
Zambian Kwacha
Selected Portfolio
CDI
certificado de deposito interbancario
PIK
Payment-In-Kind
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BRL CDI ...................... 14.15%
1-day IBR .......................... 9.52%
1-day TIIEOIS ....................... 9.05%
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.